CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS'/MEMBERS' EQUITY (Unaudited) - USD ($) $ in Thousands	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class A Founders' Units [Member] Previously Reported [Member]	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class A Founders' Units [Member]	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class D Units [Member]	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class A Units [Member]	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class B Units [Member]	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class C Units [Member]	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class A Shares [Member]	European Wax Center, Inc. and Subsidiaries Mezzanine Equity [Member] Class B Shares [Member]	European Wax Center, Inc. and Subsidiaries Members' Deficit [Member] Class A Units [Member]	European Wax Center, Inc. and Subsidiaries Members' Deficit [Member] Class B Units [Member]	European Wax Center, Inc. and Subsidiaries Members' Deficit [Member] Class C Units [Member]	European Wax Center, Inc. and Subsidiaries Members' Deficit [Member] Previously Reported [Member]	European Wax Center, Inc. and Subsidiaries Members' Deficit [Member]	European Wax Center, Inc. and Subsidiaries Additional Paid in Capital [Member]	European Wax Center, Inc. and Subsidiaries Accumulated Deficit [Member]	European Wax Center, Inc. and Subsidiaries Accumulated Other Comprehensive Loss [Member] Previously Reported [Member]	European Wax Center, Inc. and Subsidiaries Accumulated Other Comprehensive Loss [Member]	European Wax Center, Inc. and Subsidiaries Noncontrolling Interest [Member]	European Wax Center, Inc. and Subsidiaries Class A Founders' Units [Member]	European Wax Center, Inc. and Subsidiaries Previously Reported [Member]	European Wax Center, Inc. and Subsidiaries	Total
Temporary Equity, Ending Balance at Dec. 28, 2019		$ 104,280
Temporary Equity, Ending Balance (Shares) at Dec. 28, 2019		8,309,193
Ending Balance at Dec. 28, 2019									$ 265,791						$ (55,018)		$ (735)				$ 210,038
Ending Balance (Shares) at Dec. 28, 2019									26,401,089	1	1,000
Equity compensation														$ 827							827
Distributions														827	978						1,805
Unrealized gain (loss) on cash flow hedge																	(665)				(665)
Net income (loss) prior to reorganization transactions																					959
Accretion/Reduction of Class A Founders' Units to redemption value		$ (17,781)													17,781						17,781
Temporary Equity, Ending Balance at Mar. 28, 2020		$ 86,499
Temporary Equity, Ending Balance (Shares) at Mar. 28, 2020		8,309,193
Ending Balance at Mar. 28, 2020									$ 265,791						(37,256)		(1,400)				227,135
Ending Balance (Shares) at Mar. 28, 2020									26,401,089	1	1,000
Temporary Equity, Beginning Balance at Dec. 28, 2019		$ 104,280
Temporary Equity, Beginning Balance (Shares) at Dec. 28, 2019		8,309,193
Beginning Balance at Dec. 28, 2019									$ 265,791						(55,018)		(735)				210,038
Beginning Balance (Shares) at Dec. 28, 2019									26,401,089	1	1,000
Net income (loss) prior to reorganization transactions																					(16,956)
Temporary Equity, Ending Balance at Sep. 26, 2020		$ 89,740	$ 24,909
Temporary Equity, Ending Balance (Shares) at Sep. 26, 2020		8,309,193	2,500,000
Ending Balance at Sep. 26, 2020				$ 265,791											(57,783)		(628)				207,380
Ending Balance (Shares) at Sep. 26, 2020				26,401,089	1	1,000
Temporary Equity, Beginning Balance at Dec. 28, 2019		$ 104,280
Temporary Equity, Beginning Balance (Shares) at Dec. 28, 2019		8,309,193
Beginning Balance at Dec. 28, 2019									$ 265,791						(55,018)		(735)				210,038
Beginning Balance (Shares) at Dec. 28, 2019									26,401,089	1	1,000
Mezzanine equity Ending balance, excluding noncontrolling interest at Dec. 26, 2020		$ 89,240	$ 24,909																$ 89,240
Temporary Equity, Ending Balance (Shares) at Dec. 26, 2020		8,309,193	2,500,000																8,309,193
Ending Balance at Dec. 26, 2020									$ 265,791				$ (61,390)								203,874
Ending Balance, excluding noncontrolling interest at Dec. 26, 2020																	(527)
Ending Balance (Shares) at Dec. 26, 2020									26,401,089	1	1,000
Temporary Equity, Beginning Balance at Mar. 28, 2020		$ 86,499
Temporary Equity, Beginning Balance (Shares) at Mar. 28, 2020		8,309,193
Beginning Balance at Mar. 28, 2020									$ 265,791						(37,256)		(1,400)				227,135
Beginning Balance (Shares) at Mar. 28, 2020									26,401,089	1	1,000
Equity compensation														419							419
Other Contributions														14							14
Contributions			$ 24,909
Contribution from issuance of Class D Units, net of issuance costs of $91 (Shares)			2,500,000
Unrealized gain (loss) on cash flow hedge																	742				742
Net income (loss) prior to reorganization transactions															(11,372)						(11,372)
Reduction of Class A Founders' Units to redemption value		$ (2,846)													2,846						2,846
Temporary Equity, Ending Balance at Jun. 27, 2020		$ 83,653	$ 24,909
Temporary Equity, Ending Balance (Shares) at Jun. 27, 2020		8,309,193	2,500,000
Ending Balance at Jun. 27, 2020									$ 265,791					433	(45,782)		(658)				219,784
Ending Balance (Shares) at Jun. 27, 2020									26,401,089	1	1,000
Equity compensation														403							403
Distributions														(207)							(207)
Unrealized gain (loss) on cash flow hedge																	30				30
Net income (loss) prior to reorganization transactions																					(6,543)
Accretion/Reduction of Class A Founders' Units to redemption value		$ 6,087												(629)	(5,458)						(6,087)
Net income (loss)															(6,543)						(6,543)
Temporary Equity, Ending Balance at Sep. 26, 2020		$ 89,740	$ 24,909
Temporary Equity, Ending Balance (Shares) at Sep. 26, 2020		8,309,193	2,500,000
Ending Balance at Sep. 26, 2020				$ 265,791											(57,783)		(628)				207,380
Ending Balance (Shares) at Sep. 26, 2020				26,401,089	1	1,000
Temporary Equity, Beginning Balance (Shares) at Dec. 26, 2020		8,309,193	2,500,000																8,309,193
Beginning Balance at Dec. 26, 2020									$ 265,791				(61,390)								203,874
Beginning Balance (Shares) at Dec. 26, 2020									26,401,089	1	1,000
Equity compensation													298								298
Repurchase of Class A Units									$ 942												942
Repurchase of Class A Units (Shares)									(89,919)
Contributions													2								2
Unrealized gain (loss) on cash flow hedge																	159				159
Net income (loss) prior to reorganization transactions													1,102								1,102
Accretion/Reduction of Class A Founders' Units to redemption value		$ 31,991											(31,991)								31,991
Mezzanine equity Ending balance, excluding noncontrolling interest at Mar. 27, 2021		$ 121,231
Temporary Equity, Ending Balance at Mar. 27, 2021			$ 24,909
Temporary Equity, Ending Balance (Shares) at Mar. 27, 2021		8,309,193	2,500,000
Ending Balance at Mar. 27, 2021				$ 264,849									(91,979)								172,502
Ending Balance, excluding noncontrolling interest at Mar. 27, 2021																	(368)
Ending Balance (Shares) at Mar. 27, 2021									26,311,170	1	1,000
Mezzanine equity Beginning balance, excluding noncontrolling interest at Dec. 26, 2020		$ 89,240	$ 24,909																$ 89,240
Temporary Equity, Beginning Balance (Shares) at Dec. 26, 2020		8,309,193	2,500,000																8,309,193
Beginning Balance at Dec. 26, 2020									$ 265,791				(61,390)								203,874
Beginning Balance, excluding noncontrolling interest at Dec. 26, 2020																	(527)
Beginning Balance (Shares) at Dec. 26, 2020									26,401,089	1	1,000
Distributions																					6,512
Net income (loss) prior to reorganization transactions																					10,327
Net income (loss)																					(5,531)	$ (10,768)
Mezzanine equity Ending balance, excluding noncontrolling interest at Sep. 25, 2021																			$ 0
Temporary Equity, Ending Balance (Shares) at Sep. 25, 2021																			0
Ending Balance at Sep. 25, 2021														157,090	(5,531)		(134)	$ 193,573			344,998
Ending Balance, excluding noncontrolling interest at Sep. 25, 2021																					151,425
Common Stock, Shares, Outstanding, Ending Balance at Sep. 25, 2021							31,370,186	32,372,542
Mezzanine equity Beginning balance, excluding noncontrolling interest at Mar. 27, 2021		$ 121,231
Temporary Equity, Beginning Balance (Shares) at Mar. 27, 2021		8,309,193	2,500,000
Beginning Balance at Mar. 27, 2021				264,849									(91,979)								172,502
Beginning Balance, excluding noncontrolling interest at Mar. 27, 2021																	(368)
Beginning Balance (Shares) at Mar. 27, 2021									26,311,170	1	1,000
Equity compensation													259								259
Contributions													726								726
Unrealized gain (loss) on cash flow hedge																	80				80
Net income (loss) prior to reorganization transactions													7,729								7,729
Accretion/Reduction of Class A Founders' Units to redemption value		$ 30,578											(30,578)								30,578
Temporary Equity, Ending Balance at Jun. 26, 2021		$ 151,809	$ 24,909
Temporary Equity, Ending Balance (Shares) at Jun. 26, 2021		8,309,193	2,500,000
Ending Balance at Jun. 26, 2021									$ 264,849				(113,843)								150,718
Ending Balance, excluding noncontrolling interest at Jun. 26, 2021																	(288)
Ending Balance (Shares) at Jun. 26, 2021									26,311,170	1	1,000
Equity compensation												$ 110								$ 110
Distributions												(6,512)		(103)						(6,512)	(103)
Unrealized gain (loss) on cash flow hedge																$ (157)	15	14		(157)	29
Net income (loss) prior to reorganization transactions															959						1,496
Effect of reorganization transactions		$ (201,643)	$ (24,909)	$ (264,849)									$ 168,583	123,615			275	198,928			226,552
Effect of reorganization transactions (Shares)		(8,309,193)	(2,500,000)	(26,311,170)	(1)	(1,000)	21,540,982	36,740,956
Issuance of Class A Common Stock, net of offering costs														145,470							145,470
Issuance of Class A Common Stock, net of offering costs (Shares)							9,829,204
Repurchase of Class B Common Stock and EWC Ventures Units from selling shareholders														(70,465)							(70,465)
Repurchase of Class B Common Stock and EWC Ventures Units from selling shareholders (Shares)								(4,368,414)
Equity compensation subsequent to the reorganization transactions														7,285							7,285
Establish tax receivable agreement liability subsequent to the reorganization transactions														(48,823)							(48,823)
Impact of change in ownership on noncontrolling interest														111			21	(132)
Accretion/Reduction of Class A Founders' Units to redemption value	$ 49,834											(49,834)								(49,834)
Net income (loss)																					(5,531)
Net Income Loss Subsequent To The Reorganization Transactions												$ 1,496			(5,531)			(5,237)		$ 1,496	(10,768)
Mezzanine equity Ending balance, excluding noncontrolling interest at Sep. 25, 2021																			$ 0
Temporary Equity, Ending Balance (Shares) at Sep. 25, 2021																			0
Ending Balance at Sep. 25, 2021														$ 157,090	$ (5,531)		$ (134)	$ 193,573			344,998
Ending Balance, excluding noncontrolling interest at Sep. 25, 2021																					$ 151,425
Common Stock, Shares, Outstanding, Ending Balance at Sep. 25, 2021							31,370,186	32,372,542